Financial instruments (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Effect on profit or loss for the period Derivative instruments	$ 3,257
Hedging reserve in equity before tax	(3,707)
Debt [Member]
Financial instruments [Line Items]
Hedging assets	18,081
Hedging liabilities		$ (18,853)
Effect on profit or loss for the period Derivative instruments	11,472	(29,557)
Hedging reserve in equity before tax	6,609	10,704
Debt [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Hedging liabilities	(19,195)	(22,771)
Effect on profit or loss for the period Derivative instruments	(12,956)	(25,363)
Hedging reserve in equity before tax	(6,239)	2,592
Debt [Member] | Forward contract [member]
Financial instruments [Line Items]
Hedging assets	37,276	3,918
Effect on profit or loss for the period Derivative instruments	24,428	(4,194)
Hedging reserve in equity before tax	12,848	8,112
Investment [Member]
Financial instruments [Line Items]
Hedging assets		16,381
Hedging liabilities	(21,004)
Effect on profit or loss for the period Derivative instruments	(20,626)	17,146
Hedging reserve in equity before tax	(378)	(765)
Investment [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Hedging liabilities	(21,004)	(889)
Effect on profit or loss for the period Derivative instruments	(20,626)	(711)
Hedging reserve in equity before tax	(378)	(178)
Investment [Member] | Forward contract [member]
Financial instruments [Line Items]
Hedging assets	0	17,270
Effect on profit or loss for the period Derivative instruments	0	17,857
Hedging reserve in equity before tax	$ 0	$ (587)